SUMMARY OF MATERIAL ACCOUNTING POLICIES - Convertible Notes (Details) $ in Thousands	Dec. 31, 2023 USD ($) purchase_agreement	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of subsidiaries [line items]
Other current financial assets	$ 15,418	$ 6,529
Other financial assets non current	34,864	34,978
TOTAL	$ 159,107	3,699	$ 12,240	$ 25,968
Subsidiaries | Globant España S.A.
Disclosure of subsidiaries [line items]
Number of note purchase agreements | purchase_agreement	15
TOTAL	$ 8,200
Subsidiaries | Globant España S.A. | Minimum
Disclosure of subsidiaries [line items]
Borrowings, interest rate	2.00%
Subsidiaries | Globant España S.A. | Maximum
Disclosure of subsidiaries [line items]
Borrowings, interest rate	8.00%
Globant Ventures S.A.S. | Subsidiaries | Sistemas Globales S.A.
Disclosure of subsidiaries [line items]
TOTAL	$ 910
Globant Ventures S.A.S. | Subsidiaries | Sistemas Globales S.A. | Minimum
Disclosure of subsidiaries [line items]
Borrowings, interest rate	5.00%
Globant Ventures S.A.S. | Subsidiaries | Sistemas Globales S.A. | Maximum
Disclosure of subsidiaries [line items]
Borrowings, interest rate	12.00%
Convertible notes
Disclosure of subsidiaries [line items]
Other current financial assets	$ 3,359	2,491
Other financial assets non current	$ 5,751	$ 4,193